Annual Total Returns[BarChart] - ProShares UltraShort S and P 500 - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(32.04%)	(19.05%)	(29.81%)	(45.16%)	(25.74%)	(9.60%)	(24.02%)	(31.95%)	5.86%	(41.29%)